Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (37,820,093)	$ 311,452,980	$ 96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on repurchasing convertible senior notes	(2,341,290)
Loss on change in fair value of investment in securities	295,715	812,929	(484,008)
Share-based compensation	7,958,434	5,955,047	4,278,502
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Changes in operating assets and liabilities:
Other receivable	(18,614,756)	(28,151,054)	24,140,624
Deferred expenses	(23,216,361)	33,040,511
Accrued expenses and other payable	67,008,197	33,764,877	27,560,847
Net cash provided by operating activities	21,927,274	263,929,128	101,150,490
Investing activities:
Investment in subsidiaries, net of cash acquired	(3,910,984)	(155,888)
Net cash used in investing activities	(402,525,203)	(102,852,052)	(156,376,774)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceed from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Payments for repurchase of senior convertible notes	(7,582,710)
Redemption of senior convertible notes	(320,000)
Net cash provided by financing activities	443,446,573	186,045,831	329,036,202
Net change in cash and cash equivalents	64,032,387	346,689,680	273,834,130
Cash and cash equivalents at the beginning of the year	752,747,586	406,057,906	132,223,776
Cash and cash equivalents at the end of the year	816,779,973	752,747,586	406,057,906
Entities with net asset distribution restrictions
Operating activities:
Net income (loss)	(37,820,093)	311,452,980	96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	20,189,689	(331,756,996)	(116,875,584)
Gain on repurchasing convertible senior notes	(2,341,290)
Loss on change in fair value of investment in securities	295,715
Share-based compensation	7,958,434	5,955,047	4,278,502
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Changes in operating assets and liabilities:
Other receivable	227,435	235,920	(30,264)
Deferred expenses	(80,317)
Accrued expenses and other payable	3,383,014	(3,828,410)	4,065,828
Net cash provided by operating activities	(6,085,465)	(14,041,688)	(8,429,886)
Investing activities:
Investment in subsidiaries, net of cash acquired	(83,000,000)	(67,856,355)	(190,807,123)
Amounts due from group companies	40,752,493	(97,014,578)	156,814,803
Net cash used in investing activities	(42,247,507)	(164,870,933)	(33,992,320)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceed from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Payments for repurchase of senior convertible notes	(7,582,710)
Redemption of senior convertible notes	(320,000)
Net cash provided by financing activities	(7,746,662)	177,360,054	142,281,547
Net change in cash and cash equivalents	(56,079,634)	(1,552,567)	99,859,341
Cash and cash equivalents at the beginning of the year	99,283,656	100,836,223	976,882
Cash and cash equivalents at the end of the year	$ 43,204,022	$ 99,283,656	$ 100,836,223